Financial instruments and risk management - Credit risk - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Maximum exposure to credit risk	$ 5,221	$ 5,849
Credit support obligations	$ (14)	$ (19)